Leases - Summary of Additional Information Related to the leases (Detail)	Dec. 31, 2020
Schedule Of Additional Information Related To The Leases [Abstract]
Weighted- average remaining lease term - operating leases	9 years
Weighted- average remaining lease term - finance leases	5 years
Weighted- average discount rate - operating leases	7.00%
Weighted- average discount rate - finance leases	9.70%